Income Taxes (Details) - Schedule of Income Taxes of Company’s Continuing Operations - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Income Taxes of Company’s Continuing Operations [Line Items]
Current income tax	$ 285,460
Deferred income tax	(64,606)	173,017	(89,000)
Total income tax expense (benefits)	$ 220,854	$ 173,017	$ (89,000)